AZL MVP BlackRock Global Allocation Fund
AZL® MVP BlackRock Global Allocation Fund
Investment Objective
The Fund seeks high total investment return.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AZL MVP BlackRock Global Allocation Fund
Management Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	1.06%
Total Annual Fund Operating Expenses	1.18%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL MVP BlackRock Global Allocation Fund	120	375	649	1,432

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
AZL MVP BlackRock Global Allocation Fund	120	375	649	1,432

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund is a fund of funds that invests primarily in the shares of another mutual fund managed by the Manager, AZL BlackRock Global Allocation Fund (the "Underlying Fund"), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility.

The Fund's MVP risk management process is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes, such as high yield bonds. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility. During periods of extreme market volatility, the MVP process could result in equity exposure that is much lower than 10%.

The Manager will implement the Fund's MVP risk management process using futures. Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the Underlying Fund. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 12% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent on the market environment and may be significantly higher in the event that the strategy is unsuccessful. The MVP process is employed when normal market conditions, as defined by the Manager, do not exist.

Under normal market conditions, the Manager generally will allocate approximately 80% - 100% of the Fund's assets to the Underlying Fund, and up to 20% of the Fund's assets to the MVP Process. The Manager may allocate the Fund's assets outside of the target ranges specified here when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.

The Underlying Fund invests in a portfolio of equity, debt and money market securities.  At any given time, the Underlying Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Underlying Fund mainly seeks securities that the Underlying Fund's subadviser believes are undervalued. The Underlying Fund may buy debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and debt securities of any kind. The Underlying Fund may invest up to 35% of its net assets in "junk bonds," corporate loans and distressed securities. The Underlying Fund may also invest in real estate investment trusts and securities related to real assets (like real estate- or precious metals-related securities) such as stocks, bonds or convertible bonds issued by REITs or companies that mine precious metals.

The Underlying Fund generally seeks diversification across markets, industries and issuers. The Underlying Fund may invest in the securities of companies of any market capitalization.

The Underlying Fund may invest in the securities of corporate and governmental issuers located anywhere in the world. The Underlying Fund may emphasize foreign securities when the subadviser expects these investments to outperform U.S. securities. Under normal circumstances, the Underlying Fund will allocate a substantial amount (approximately 30%-40% or more) of its total assets in securities of (i) foreign government issuers, (ii) issuers organized or located outside the United States, (iii) issuers which primarily trade in a market located outside the United States, or (iv) issuers doing a substantial amount of business outside the United States. The Underlying Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). The Underlying Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Underlying Fund may own foreign cash equivalents or foreign bank deposits and non-U.S. currencies. The Underlying Fund may underweight or overweight a currency based on the subadviser's outlook. The Underlying Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase the return of the Underlying Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets.

The Underlying Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles, such as exchange traded funds, and are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. The Manager's decisions about the allocation of the Fund's assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results. The Fund, as a shareholder of the underlying fund, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying fund.

The Fund invests primarily in the AZL BlackRock Global Allocation Fund and is subject to risks associated with that investment:  market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably; issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security; selection risk, which is the risk that the subadviser's investment decisions will not produce the desire result; capitalization risk, which is the risk that smaller companies may have unpredictable or limited earnings, or securities which may be less liquid or experience more volatile prices than those of large companies; foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies; emerging markets risk, which includes risks involving less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries; currency risk, which is the risk that foreign currencies may decline relative to the U.S. dollar, resulting in loss to the fund; real estate investments risk, related to the overall strength of the real estate market, the management of real estate investments trusts, and property management, all of which can be affected by a variety of factors, including national and regional economic conditions; commodities investments risk, because exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities; interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund's earnings; security quality risk (sometimes called "high-yield risk" or "junk bond risk"), which is the risk that high yield, high risk debt securities may be subject to higher levels of credit and liquidity risk than higher quality debt securities; convertible securities risk, which is the risk that the value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted; distressed securities risk, because such securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds; sovereign debt risk, which is the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt; extension risk, which is the risk if interest rates rise, debt securities may be paid more slowly; depositary receipt risk, which are many of the same risks as those associated with investment in foreign securities; mortgage-related and other asset-backed risk, which is the risk of investing in mortgage-related or other asset-backed securities involving a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security; leveraging risk, which is the risk of using leverage to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of portfolio securities; call risk, which is the risk if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date; repurchase agreements and purchase and sale contracts risk, which is the risk if the other party to a repurchase agreement or purchase and sale contract defaults on it obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement; liquidity risk, which is the risk when an investment that is difficult to purchase or sell may have an adverse affect on investment returns; private placed securities risk, which is the risk because the security is subject to resale restrictions; precious metal related securities risk, which is the risk of the high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals; structured notes risk, which is the risk of structured notes and other related instruments purchased are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate ("reference measure"); warrants risk, which is the risk of the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and loses any amount paid for the warrant; short sales risk, which is the risk which are transactions in which securities borrowed from others and then sold with the expectation that the price of the security will fall before the fund must purchase the security to return it to the lender; when issued and delayed delivery securities and forward commitments risk, which is the risk when the purchase or sale of securities on a when issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the fund at an established price with payment and delivery taking place in the future; indexed and inverse securities risk, which is the risk of certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the investment in such instruments may decline significantly in value if interest rates or index levels move in an unanticipated way; standby commitment agreements risk, which is the risk that a purchased security will lose value prior to its delivery and will no longer be worth what has been agreed to pay for the security; and risks related to the Underlying Fund's investments in a subsidiary formed in the Cayman Islands.

Because the Fund may utilize futures pursuant to its MVP risk management process and because the Underlying Fund also may invest in derivative securities, the Fund also is subject to derivatives risk, including risks related to futures and options. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance, the FTSE World Index. The Fund's performance also is compared to the returns of the S&P 500 Index, the FTSE All-World (ex US) Index, the BofA Merrill Lynch Current 5-Year US Treasury Index, the Citigroup Non-US Dollar World Government Bond Index and the Reference Benchmark, which are relevant to the Fund because they have characteristics similar to the Fund’s investment strategies. The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% of the S&P 500 Index; 24% FTSE All-World (ex US) Index; 24% BofA Merrill Lynch Current 5-year US Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return Annual Return %

Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q4, 2013) 4.89% Lowest (Q3, 2014) -1.19%
Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2014
		Since Inception	Inception Date
AZL MVP BlackRock Global Allocation Fund	2.18%	7.61%	Jan. 10, 2012
AZL MVP BlackRock Global Allocation Fund S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69%	19.50%	Jan. 10, 2012
AZL MVP BlackRock Global Allocation Fund FTSE All U.S. Index (reflects no deduction for fees, expenses, or taxes)	(3.74%)	9.43%	Jan. 10, 2012
AZL MVP BlackRock Global Allocation Fund BofA Merrill Lynch 5-Year U.S. Treasury Bond Index (reflects no deduction for fees, expenses, or taxes)	2.93%	0.92%	Jan. 10, 2012
AZL MVP BlackRock Global Allocation Fund Citigroup Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.68%)	(1.67%)	Jan. 10, 2012
AZL MVP BlackRock Global Allocation Fund Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)	4.18%	9.18%	Jan. 10, 2012